Common stock	12 Months Ended
Dec. 31, 2010
Common stock [Abstract]
Common stock
Note 24 – Common stock
At December 31, 2010 and 2009, JPMorgan Chase was authorized to issue 9.0 billion shares of common stock with a par value of $1 per share. On June 5, 2009, the Firm issued $5.8 billion, or 163 million new shares, of its common stock at $35.25 per share. On September 30, 2008, the Firm issued $11.5 billion, or 284 million new shares, of its common stock at $40.50 per share.
On April 8, 2008, pursuant to the Share Exchange Agreement dated March 24, 2008, between JPMorgan Chase and Bear Stearns, 20.7 million newly issued shares of JPMorgan Chase common stock were issued to Bear Stearns in a transaction that was exempt from registration under the Securities Act of 1933, pursuant to Section 4(2) thereof, in exchange for 95.0 million newly issued shares of Bear Stearns common stock (or 39.5% of Bear Stearns common stock after giving effect to the issuance). Upon the consummation of the Bear Stearns merger, on May 30, 2008, the 20.7 million shares of JPMorgan Chase common stock and 95.0 million shares of Bear Stearns common stock were cancelled. For a further discussion of this transaction, see Note 2 on pages 166–170 of this Annual Report.
Common shares issued (newly issued or distributed from treasury) by JPMorgan Chase during the years ended December 31, 2010, 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Issued – balance at January 1	4,104.9	3,941.6	3,657.7
Newly issued:
Common stock:
Open market issuance	–	163.3	283.9
Bear Stearns Share Exchange Agreement	–	–	20.7

Total newly issued	–	163.3	304.6
Canceled shares	–	–	(20.7)

Total issued – balance at December 31	4,104.9	4,104.9	3,941.6

Treasury – balance at January 1	(162.9)	(208.8)	(290.3)
Purchase of treasury stock	(77.9)	–	–
Share repurchases related to employee stock-based awards(a)	(0.1)	(1.1)	(0.5)
Issued from treasury:
Net change from the Bear Stearns merger as a result of the reissuance of Treasury stock and the Share Exchange Agreement	–	–	26.5
Employee benefits and compensation plans	45.3	45.7	54.4
Employee stock purchase plans	1.0	1.3	1.1

Total issued from treasury	46.3	47.0	82.0

Total treasury – balance at December 31	(194.6)	(162.9)	(208.8)

Outstanding	3,910.3	3,942.0	3,732.8

(a)	Participants in the Firm’s stock-based incentive plans may have shares withheld to cover income taxes.
As noted in Note 23 on pages 267–268, pursuant to the U.S. Treasury’s Capital Purchase Program, the Firm issued to the U.S. Treasury a Warrant to purchase up to 88,401,697 shares of the Firm’s common stock, at an exercise price of $42.42 per share, subject to certain antidilution and other adjustments. The U.S. Treasury exchanged the Warrant for 88,401,697 warrants, each of which was a warrant to purchase a share of the Firm’s common stock at an exercise price of $42.42 per share and, on December 11, 2009, sold the warrants in a secondary public offering for $950 million. The warrants are exercisable, in whole or in part, at any time and from time to time until October 28, 2018. The Firm did not purchase any of the warrants sold by the U.S. Treasury.
Under the stock repurchase program authorized by the Firm’s Board of Directors, the Firm is authorized to repurchase up to $10.0 billion of the Firm’s common stock plus 88 million warrants sold by the U.S. Treasury in 2009. During 2009, the Firm did not repurchase any shares of its common stock or warrants. In the second quarter of 2010, the Firm resumed common stock repurchases, and during the year repurchased an aggregate of 78 million shares for $3.0 billion at an average price per share of $38.49. The Firm’s share repurchase activities in 2010 were intended to offset sharecount increases resulting from employee stock-based incentive awards and were consistent with the Firm’s goal of maintaining an appropriate sharecount. The Firm did not repurchase any of the warrants during 2010. As of December 31, 2010, $3.2 billion of authorized repurchase capacity remained with respect to the common stock, and all of the authorized repurchase capacity remained with respect to the warrants.
The Firm may, from time to time, enter into written trading plans under Rule 10b5-1 of the Securities Exchange Act of 1934 to facilitate the repurchase of common stock and warrants in accordance with the repurchase program. A Rule 10b5-1 repurchase plan allows the Firm to repurchase its equity during periods when it would not otherwise be repurchasing common stock – for example during internal trading “black-out periods.” All purchases under a Rule 10b5-1 plan must be made according to a predefined plan established when the Firm is not aware of material nonpublic information.
As of December 31, 2010, approximately 564 million unissued shares of common stock were reserved for issuance under various employee incentive, compensation, option and stock purchase plans, director compensation plans, and the warrants sold by the U.S. Treasury as discussed above.